                         PEGASUS CASH MANAGEMENT FUNDS

                             Cash Management Fund

                         Treasury Cash Management Fund

                                Treasury Prime

                             Cash Management Fund

                          U.S. Government Securities

                             Cash Management Fund

                        Municipal Cash Management Fund

                              SEMI-ANNUAL REPORT

                                 June 30, 1998

PLEASE READ CAREFULLY: THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, FIRST CHICAGO NBD CORPORATION OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY. INVESTMENT IN THE TRUST INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

                         PEGASUS CASH MANAGEMENT FUNDS

                               TABLE OF CONTENTS

         Letter to Shareholders.............................   1
         Statements of Assets and Liabilities...............   3
         Statements of Operations...........................   4
         Statements of Changes in Net Assets................   5
         Portfolio of Investments...........................   7
         Notes to Financial Statements......................  20
         Financial Highlights...............................  28


                               INVESTMENT ADVISER
           First Chicago NBD Investment Management Company (FCNIMCO)
                 Three First National Plaza, Chicago, IL 60670

                               ----------------

                                  DISTRIBUTOR
                              BISYS Fund Services
                               3435 Stelzer Road
                               Columbus, OH 43219

                                                                   June 30, 1998

Dear Pegasus Shareholder,

We are pleased to present your Semi-Annual Report for the Pegasus Cash Management Funds dated June 30, 1998. As of June 30, 1998 the seven-day annualized SEC yields for the following Pegasus Funds were:

                                                           INSTITUTIONAL SERVICE
                                                              SHARES     SHARES
                                                           ------------- -------
   Cash Management Fund...................................     5.42%      5.17%
   Treasury Cash Management Fund..........................     5.45%      5.20%
   Treasury Prime Cash Management Fund....................     4.87%      4.62%
   U.S. Government Securities Cash Management Fund........     5.52%      5.27%
   Municipal Cash Management Fund*........................     3.41%      3.16%

This report contains the portfolios and financial statements for the Pegasus Cash Management Funds. All of the Funds purchase high quality money market securities in accordance with their investment objectives and respective management policies.

As of June 30, 1998, the Pegasus Cash Management Fund, the Pegasus Treasury Cash Management Fund, the Pegasus Treasury Prime Cash Management Fund, the Pegasus U.S. Government Securities Cash Management Fund and the Municipal Cash Management Fund were each assigned a "AAAm" rating by Standard & Poor's Rating Group and a "Aaa" rating by Moody's Investors Service, Inc. These ratings reflect the Funds' capacity to maintain principal and limit exposure to loss. These ratings are historical and are based upon the Cash Management Funds' credit quality, market price exposure and management. They signify that the Cash Management Funds' safety is excellent and that they have a superior capacity to maintain a $1.00 net asset value per share.

The investment adviser to the Pegasus Funds, First Chicago NBD Investment Management Company, brings you the expertise and heritage of an institution that has been managing money for over 100 years. We thank you for the confidence you have expressed by investing in the Pegasus Funds. We will continue to earn your trust by pursuing an investment strategy which seeks to provide competitive yields while protecting the value of your principal.

LOGO
Deborah Edwards

Managing Director
First Chicago NBD Investment Management Company

  *The fund's income may be subject to the federal alternative minimum tax.

                     A MESSAGE FROM THE INVESTMENT ADVISER

                                                                   June 30, 1998

Dear Pegasus Funds Shareholder,

The year has proven both exciting and rewarding thus far:

Both the stock and bond markets continue to provide excellent returns with the S&P 500* advancing almost 18 percent, the foreign markets, as measured by the Morgan Stanley EAFE Index**, advancing 16 percent and Lehman Brothers Aggregate Index*** (bonds) providing a 4% return. We believe the domestic economic picture remains healthy as does the European outlook. The primary dark cloud remains the troubled Asian arena. We look for a continued good domestic environment although we do not expect the market to advance as sharply in the second half of the year.

The Pegasus Family continues to grow with the recent launch of the Short Municipal Bond Fund and the launch of an extended index fund in August of this year. At that time the family will offer 9 equity funds, 10 fixed income funds, 9 money market funds, 3 managed asset funds (balanced funds) as well as a fixed annuity and a group of variable annuity funds.

In May of this year, the parent of the advisor, First Chicago NBD Corp., announced plans to merge with BANC ONE CORPORATION. BANC ONE also has a strong and proven investment management organization which, when combined with your adviser, should provide an increased variety of investment options supported by a stronger, more experienced combined organization. As the merger progresses we will provide you with more information.

The investment adviser to the Pegasus Funds, First Chicago NBD Investment Management Company, brings to you the expertise and heritage of an institution that has been managing money for over 100 years. Our investment philosophy is a simple one: a disciplined investment approach that seeks above average performance over time while maintaining average risk.

I would like to thank you for the opportunity to serve your investment needs, we appreciate that there are few greater trusts than the granting of ones investments funds to an advisor.

LOGO
George F. Abel

Chief Investment Officer
First Chicago NBD Investment Management Company

  * The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.

 ** The Morgan Stanley EAFE Index is an unmanaged index generally representative of the foreign equity market as a whole.

*** The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole.

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                            TREASURY   TREASURY PRIME
                               CASH           CASH          CASH      U.S. GOVERNMENT  MUNICIPAL CASH
                            MANAGEMENT     MANAGEMENT    MANAGEMENT   SECURITIES CASH    MANAGEMENT
                               FUND           FUND          FUND      MANAGEMENT FUND       FUND
                          ---------------------------------------------------------------------------
ASSETS:
Investments in securi-
 ties:
 At cost                  $2,114,400,253  $301,014,125  $439,334,900  $1,259,430,533    $419,690,964
-----------------------------------------------------------------------------------------------------
 At amortized cost        $2,117,339,931  $309,896,236  $439,716,112  $1,259,645,464    $419,438,267
Cash                                 676           208           462             500          36,300
Interest receivable            9,582,253     1,801,228     5,117,257       4,635,545       2,296,680
Deferred organization
 costs, net                       54,225        15,838        24,469          49,950          15,040
Prepaids and other               210,697        22,136        38,445          27,499          18,189
-----------------------------------------------------------------------------------------------------
 TOTAL ASSETS              2,127,187,782   311,735,646   444,896,745   1,264,358,958     421,804,476
-----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued investment advi-
 sory fees                       348,181        57,970        69,039         259,077          71,367
Accrued administration
 fees                            261,136        43,478        52,168         171,939          53,525
Shareholder service fees
 payable (Service
 Shares)                         678,542       188,479       181,292         260,071          37,168
Accrued custodian fees             3,317         1,409           877             840             402
Dividends payable              8,532,927     1,449,582     1,500,060       5,807,903       1,131,523
Other payable and ac-
 crued expenses                    9,426         2,302         3,222          80,781          10,136
-----------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES             9,833,529     1,743,220     1,806,658       6,580,611       1,304,121
-----------------------------------------------------------------------------------------------------
 NET ASSETS               $2,117,354,253  $309,992,426  $443,090,087  $1,257,778,347    $420,500,355
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE AND RE-
 DEMPTION PRICE PER
 SHARE:
INSTITUTIONAL SHARES:
 Net Assets               $  928,341,028  $ 22,868,856  $ 92,324,603  $  810,685,995    $352,314,800
 Capital shares              928,500,029    22,868,856    92,323,956     811,092,142     352,314,800
-----------------------------------------------------------------------------------------------------
 Net asset value and re-
  demption price per
  share                   $         1.00  $       1.00  $       1.00  $         1.00    $       1.00
-----------------------------------------------------------------------------------------------------
SERVICE SHARES:
 Net assets               $1,189,013,225  $287,123,570  $350,765,484  $  447,092,352    $ 68,185,555
 Capital shares            1,189,056,122   287,123,570   350,757,019     447,193,168      68,185,555
-----------------------------------------------------------------------------------------------------
 Net asset value and re-
  demption price per
  share                   $         1.00  $       1.00  $       1.00  $         1.00    $       1.00
-----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Capital shares
  (unlimited number of
  shares authorized, par
  value $.01 per share)   $   21,175,561  $  3,099,924  $  4,430,809  $   12,582,853    $  4,205,004
 Additional paid-in cap-
  ital                     2,096,380,592   306,892,502   438,650,166   1,245,702,457     416,295,351
 Accumulated
  undistributed net
  realized gains
  (losses)                      (201,900)           --         9,112        (506,963)             --
-----------------------------------------------------------------------------------------------------
TOTAL NET ASSETS          $2,117,354,253  $309,992,426  $443,090,087  $1,257,778,347    $420,500,355
-----------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                                                                 Pegasus Funds

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                            TREASURY     TREASURY PRIME  U.S. GOVERNMENT    MUNICIPAL
                         CASH MANAGEMENT CASH MANAGEMENT CASH MANAGEMENT SECURITIES CASH CASH MANAGEMENT
                              FUND            FUND            FUND       MANAGEMENT FUND      FUND
                         -------------------------------------------------------------------------------
INVESTMENT INCOME          $55,390,037     $7,630,824      $8,478,172      $32,398,064     $6,258,664
--------------------------------------------------------------------------------------------------------
EXPENSES:
 Investment advisory fee     1,932,803        273,502         323,595        1,106,548        346,324
 Administration fees         1,449,603        205,126         242,696          861,304        259,743
 Service plan fees
  (Service Shares)           1,276,216        331,355         328,348          506,132         69,817
 Custodial fees                 20,842            183           3,969            4,630            167
 Registration and filing
  fees                          59,533          8,782          11,528           36,727         10,371
 Professional fees              35,818         14,406          14,774           25,536         14,720
 Amortization of de-
  ferred organization
  costs                         17,195          4,959          12,670           15,928          4,959
 Transfer Agent Fee             89,106          3,738           4,336           18,203          4,577
 Other expenses                102,055         11,205          22,624           20,707         18,689
 Less: Expense reim-
  bursements                  (324,469)       (43,271)        (69,905)         (79,681)       (52,111)
--------------------------------------------------------------------------------------------------------
 NET EXPENSES                4,658,702        809,985         894,635        2,516,034        677,256
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME      $50,731,335     $6,820,839      $7,583,537      $29,882,030     $5,581,408
--------------------------------------------------------------------------------------------------------
NET REALIZED GAINS ON
 INVESTMENTS                        --             --           7,371            4,388             --
--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS FROM OPERATIONS      $50,731,335     $6,820,839      $7,590,908      $29,886,418     $5,581,408

--------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

  Pegasus Funds
4

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                         TREASURY
                                                                      CASH MANAGEMENT
                               CASH MANAGEMENT FUND                        FUND
                         -----------------------------------------------------------------------
                           Six Months                         Six Months
                              Ended                             Ended
                          June 30, 1998      Year Ended     June 30, 1998       Period Ended
                           (Unaudited)    December 31, 1997  (Unaudited)    December 31, 1997(a)
                         -----------------------------------------------------------------------
FROM OPERATIONS:
 Net investment income   $    50,731,335   $    50,222,489  $    6,820,839     $   3,335,785
 Net realized gains
  (losses) on invest-
  ments                               --                --              --                --
------------------------------------------------------------------------------------------------
 Net increase in net as-
  sets from operations        50,731,335        50,222,489       6,820,839         3,335,785
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM NET IN-
 VESTMENT INCOME:
 Institutional Shares        (24,360,340)      (25,209,373)       (220,311)          (25,600)
 Service Shares              (26,370,995)      (25,013,116)     (6,600,528)       (3,310,185)
------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders               (50,731,335)      (50,222,489)     (6,820,839)       (3,335,785)
------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
 Proceeds from shares
  sold                     6,448,793,600     9,535,537,549     924,102,453       569,961,617
 Net asset value of
  shares issued in rein-
  vestment of distribu-
  tions to shareholders        2,319,699         4,462,385              --                --
------------------------------------------------------------------------------------------------
                           6,451,113,299     9,539,999,934     924,102,453       569,961,617
 Less: payments for
  shares redeemed         (6,031,791,884)   (8,960,162,558)   (820,682,032)     (363,389,612)
------------------------------------------------------------------------------------------------
 Net increase in net as-
  sets from capital
  share transactions         419,321,415       579,837,376     103,420,421       206,572,005
------------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS                        419,321,415       579,837,376     103,420,421       206,572,005
NET ASSETS:
 Beginning of period       1,698,032,838     1,118,195,462     206,572,005                --
------------------------------------------------------------------------------------------------
 End of period           $ 2,117,354,253   $ 1,698,032,838  $  309,992,426     $ 206,572,005

--------------------------------------------------------------------------------
(a)For the period from September 12, 1997 (commencement of operations) through December 31, 1997.

                See accompanying Notes to Financial Statements.

                                                                 Pegasus Funds

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

--------------------------------------------------------------------------------

                                 TREASURY PRIME             U.S. GOVERNMENT SECURITIES       MUNICIPAL CASH MANAGEMENT
                              CASH MANAGEMENT FUND             CASH MANAGEMENT FUND                     FUND
                         ------------------------------------------------------------------------------------------------
                           Six Months                       Six Months                        Six Months
                             Ended         Year Ended          Ended         Year Ended         Ended       Period Ended
                         June 30, 1998    December 31,     June 30, 1998    December 31,    June 30, 1998   December 31,
                          (Unaudited)         1997          (Unaudited)         1997         (Unaudited)       1997(b)
                         ------------------------------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment income   $    7,583,537  $    11,652,050  $    29,882,030  $    37,744,030  $    5,581,408  $   2,483,210
 Net realized gains
  (losses) on
  investments                     7,371             (507)           4,388            4,536              --             --
--------------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets from operations      7,590,908       11,651,543       29,886,418       37,748,566       5,581,408      2,483,210
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM NET
 INVESTMENT INCOME:
 Institutional Shares        (1,485,031)      (1,457,277)     (19,628,548)     (24,156,026)     (4,721,874)    (1,845,036)
 Service Shares              (6,098,506)     (10,194,773)     (10,253,482)     (13,588,004)       (859,534)      (638,174)
--------------------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders               (7,583,537)     (11,652,050)     (29,882,030)     (37,744,030)     (5,581,408)    (2,483,210)
--------------------------------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
 Proceeds from shares
  sold                      962,434,225    2,338,002,420    3,646,681,674    5,164,514,378     809,863,158    523,029,206
 Net asset value of
  shares issued in
  reinvestment of
  distributions to
  shareholders                  413,689          395,431          874,240        1,116,975          42,128         13,719
--------------------------------------------------------------------------------------------------------------------------
                            962,847,914    2,338,397,851    3,647,555,914    5,165,631,353     809,905,286    523,042,925
 Less: payments for
  shares redeemed          (844,168,160)  (2,299,154,786)  (3,281,809,475)  (4,849,816,940)   (647,643,686)  (264,804,170)
--------------------------------------------------------------------------------------------------------------------------
 Net increase in net as-
  sets from capital
  share transactions        118,679,754       39,243,065      365,746,439      315,814,413     162,261,600    258,238,755
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS                       118,687,125       39,242,558      365,750,827      315,818,949     162,261,600    258,238,755
NET ASSETS:
 Beginning of period        324,402,962      285,160,404      892,027,520      576,208,571     258,238,755             --
--------------------------------------------------------------------------------------------------------------------------
 End of period           $  443,090,087  $   324,402,962  $ 1,257,778,347  $   892,027,520  $  420,500,355  $ 258,238,755
--------------------------------------------------------------------------------------------------------------------------

(b)For the period from August 18, 1997 (commencement of operations) through December 31, 1997.

                See accompanying Notes to Financial Statements.

  Pegasus Funds
6

PEGASUS CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                        FACE     AMORTIZED COST
                    DESCRIPTION                        AMOUNT       (NOTE 2)
                    -----------                        ------    --------------
TEMPORARY CASH INVESTMENTS -- 7.19%
 Lehman Brothers Agency Revolving Repurchase
  Agreement, 6.10%, 7/1/98 (secured by various U.S.
  Treasury obligations with maturities ranging from
  7/1/98 through 5/12/04 at various interest rates
  ranging from 0.00% to 9.05%, all held at Chase
  Bank.............................................. $56,882,000 $   56,882,000
 Nomura Agency Revolving Repurchase Agreement,
  6.00%, 7/1/98 (secured by various U.S. Treasury
  Notes with maturities ranging from 2/15/00 through
  2/15/08 at various interest rates ranging from
  0.00% to 6.25%, all held at The Bank of New York).  36,000,000     36,000,000
 Prudential Revolving Repurchase Agreement, 5.45%,
  7/1/98 (secured by U.S. Treasury Note with a
  maturity of 8/15/01 at an interest rate of 7.875%,
  held at The Bank of New York).....................   7,279,000      7,279,000
 Smith Barney Inc., Revolving Repurchase Agreement,
  6.10%, 7/1/98%, (secured by U.S. Treasury & Agency
  obligations with maturities ranging from 7/7/98
  through 4/25/08 at various interest rates ranging
  from 0.00% to 9.00%, all held at The Bank of New
  York).............................................  52,200,000     52,200,000
                                                                 --------------
                                                                    152,361,000
                                                                 --------------
COMMERCIAL PAPER -- 38.00%
 Apreco, Inc. 5.56%, 7/21/98........................  25,000,000     24,922,778
 Aspen Funding Corp., 6.50%, 7/1/98.................  90,000,000     90,000,000
 Banca Serafin S.A., 5.65%, 8/31/98.................  20,000,000     19,808,528
 Barton Capital Corp., 5.55%, 7/13/98...............  20,000,000     19,963,000
 Bell Atlantic Network Funding Corp., 5.56%, 8/3/98.  18,000,000     17,908,260
 Cassie Des Depots ET Cosignations, 6.25%, 7/1/98...  56,000,000     56,000,000
 Centric Capital Corporation, 5.54%, 7/30/98........  20,000,000     19,910,744
 Centric Capital Corporation, 5.55%, 7/14/98........  10,000,000      9,979,958
 Charta Corporation, 5.55%, 7/10/98.................  35,000,000     34,951,438
 Corporate Receivables Corp., 5.54%, 7/8/98.........  50,000,000     49,946,138
 FPL Group Capital, Inc., 6.40%, 7/1/98.............  65,000,000     65,000,000
 Glencore Asset Funding Corp., 5.55%, 7/7/98........  30,871,000     30,842,444
 Greenwich Funding Corporation, 5.50%, 7/15/98......  25,000,000     24,946,528
 Harris Trust and Savings Bank, 5.56%, 7/27/98......  25,000,000     25,000,000
 Kitty Hawk Funding Corp., 5.50%, 7/15/98...........  10,138,000     10,116,316
 Market Street Funding Corp., 5.55%, 7/16/98........  35,000,000     34,919,063
 Mont Blanc Capital Corp., 5.60%, 7/21/98...........  25,000,000     24,922,222
 Oyster Creek Fuel Corp., 5.60%, 7/2/98.............  20,045,000     20,041,882
 Province of Quebec, 5.44%, 1/14/99.................  35,000,000     33,958,089
 Ranger Funding Corporation, 5.53%, 7/15/98.........  10,000,000      9,978,494
 San Paolo Financial Co., 6.25%, 7/1/98.............  90,000,000     90,000,000

                                                                 Pegasus Funds

PEGASUS CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------

                                                        FACE     AMORTIZED COST
                    DESCRIPTION                        AMOUNT       (NOTE 2)
                    -----------                        ------    --------------
 TMI-1 Fuel Corp., 5.55%, 7/9/98,................... $27,498,000 $   27,464,086
 Variable Funding Capital Corp., 6.40%, 7/1/98......  39,000,000     39,000,000
 Windmill Funding Corporation, 5.50%, 7/17/98.......  25,000,000     24,938,889
                                                                 --------------
                                                                    804,518,857
                                                                 --------------
NOTES -- 15.37%
 Abbey National Treasury Securities Bank Note,
  5.72%, 6/11/9.....................................  25,000,000     24,981,898
 Associates Corp. of North America, Senior Note,
  6.50%, 9/9/98.....................................   8,000,000      8,008,621
 CIT Group Holdings Medium Term Note, 5.875%,
  12/15/98..........................................  20,000,000     20,018,501
 General American Life Funding Agreement, 5.93%,
  7/31/98...........................................  30,000,000     30,000,000
 GE Engine Receivable Trust, VR Note, 5.73%,
  2/14/00...........................................   6,877,112      6,877,112
 Key Auto Finance, 5.835%, 1/5/99...................   1,153,141      1,153,141
 KBL Capital Funding, Series A, V/R, 5/1/27.........   2,935,000      2,935,000
 North Jersey Health Care, Inc., V/R, 12/01/27......   5,110,000      5,110,000
 Pennsylvania Economic Devlopment Funding Authority
  Revenue, V/R, 8/1/10..............................   6,200,000      6,200,000
 Providian Life and Health Insurance Co., 5.89%,
  7/31/98...........................................  35,000,000     35,000,000
 Saegertown Co. PA, V/R, 12/1/03....................   4,815,000      4,815,000
 Sigma Finance Medium Term Note, 5.84%, 8/4/98......   2,000,000      2,000,000
 Sigma Finance Medium Term Note, 5.95%, 10/20/98....  15,000,000     15,000,000
 Strats Trust 1998-C, 144A, V/R, 4/13/99............  35,000,000     34,999,857
 SunAmerica Life Insurance Company, 5.82%, 11/19/98.  25,000,000     25,000,000
 Travelers Insurance Company, 5.85%, 11/6/98........  25,000,000     25,000,000
 Travelers Insurance Company, 5.75%, 12/11/98.......  25,000,000     25,000,000
 Wachovia Bank, Medium Term Note, 5.895%, 10/2/98...  10,000,000      9,998,157
 Western and Southern Life Insurance Co., 5.73%,
  1/29/03...........................................  25,000,000     25,000,000
 Wilmington Trust Co., Series B Amtrak 93-B, V/R,
  1/1/13............................................  18,403,050     18,403,050
                                                                 --------------
                                                                    325,500,337
                                                                 --------------
CERTIFICATES OF DEPOSIT -- 9.44%
 Bank of Nova Scotia, 5.65%, 3/23/99................  20,000,000     19,982,823
 Banque National De Paris, 5.65%, 2/26/99...........  20,000,000     19,993,688
 Bayerische Landesbank Girozentrale, 5.635%,
  3/15/99...........................................  15,000,000     14,992,782
 Canadian Imperial Bank of Commerce, 5.65%, 2/4/99..  25,000,000     25,000,000
 Commerzbank AG , 5.89%, 7/9/98.....................   5,000,000      5,000,003
 Credit Commercial De France, 5.90%, 9/17/98........  20,000,000     19,997,957
 Credit Suisse First Boston Bank, 5.80%, 6/11/99....  10,000,000     10,000,000
 Morgan Guaranty Trust, 5.80%, 7/28/98..............   2,000,000      1,999,995

  Pegasus Funds
8

PEGASUS CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------

                                                        FACE     AMORTIZED COST
                    DESCRIPTION                        AMOUNT       (NOTE 2)
                    -----------                        ------    --------------
 Norddeutsche Landesbank Girozentrale, 5.9175%,
  10/21/98......................................... $ 10,000,000 $    9,998,460
 Royal Bank of Canada, 5.88%, 9/17/98..............   15,000,000     15,000,920
 Societe Generale, 5.945%, 8/28/98.................    3,000,000      2,999,749
 Societe Generale, 5.96%, 9/15/98..................   20,000,000     20,003,510
 Swiss Bank Corp., 5.88%, 11/19/98.................   10,000,000      9,999,262
 Swiss Bank Corp., 5.74%, 6/11/99..................   10,000,000      9,994,569
 Westpac Banking Corp., 5.73%, 4/16/99.............   15,000,000     14,996,019
                                                                 --------------
                                                                    199,959,737
                                                                 --------------
TIME DEPOSITS -- 30.00%
 ABN-Amro Bank N. V., 6.375%, 7/1/98...............   90,000,000     90,000,000
 Banco Bilbao Vizcaya, 6.75%, 7/1/98...............   45,000,000     45,000,000
 Bank of Tokyo -- Mitsubishi, 6.75%, 7/1/98........   35,000,000     35,000,000
 Cassa Di Risparmio Delle Provincie Lomarde,
  6.1875%, 7/1/98..................................   90,000,000     90,000,000
 Deutsche Bank, 6.00%, 7/1/98......................   90,000,000     90,000,000
 First National Bank of Boston, 7/1/98, 6.125%.....   90,000,000     90,000,000
 National Australia Bank, 5.8125%, 7/2/98..........   50,000,000     50,000,000
 Norddeutsche Landesbank, 6.25%, 7/1/98............   80,000,000     80,000,000
 Republic National Bank of New York, 6.50%, 7/1/98.   65,000,000     65,000,000
                                                                 --------------
                                                                    635,000,000
                                                                 --------------
TOTAL INVESTMENTS..................................              $2,117,339,931
                                                                 ==============

V/R -- Variable Rate

                                                                 Pegasus Funds

PEGASUS TREASURY CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                                          FACE         COST
                     DESCRIPTION                         AMOUNT      (NOTE 2)
                     -----------                         ------     ---------
TEMPORARY CASH INVESTMENTS -- 85.40%
 Bear Stearns & Co., Inc., Revolving Repurchase
  Agreement, 5.90%, 7/1/98 (secured by various U.S.
  Treasury Obligations with maturities ranging from
  8/15/98 through 5/15/08 at various interest rates
  ranging from 0.00% to 8.875%, all held at the
  Custodial Trust Company)............................ $75,000,000 $ 75,000,000
 Dresdner Inc., Revolving Repurchase Agreement, 5.40%,
  7/1/98 (secured by U.S. Treasury Note maturing
  9/30/98 at an interest rate of 4.75%, held at Chase
  Bank)...............................................  14,000,000   14,000,000
 First Union Capital Markets, Revolving Repurchase
  Agreement, 6.00%, 7/1/98 (secured by various U.S.
  Treasury Notes with maturities ranging from 12/31/98
  through 2/15/07 at various interest rates ranging
  from 5.75% to 6.25%, all held at the Bankers Trust
  Company)............................................  13,000,000   13,000,000
 Goldman Sachs Agency, Revolving Repurchase Agreement,
  5.50%, 7/1/98, (secured by U.S. Treasury Note
  maturing 5/15/03 at an interest rate at 5.625%, held
  at The Bank of New York)............................  14,000,000   14,000,000
 Greenwich Capital Markets, Inc., Revolving Repurchase
  Agreement, 5.80%, 7/1/98 (secured by various U.S.
  Treasury Obligations with maturities ranging from
  8/15/98 through 2/15/08 at an interest rate of
  0.00%, all held at Chase Bank)......................  13,000,000   13,000,000
 H.S.B.C. Treasury, Revolving Repurchase Agreement,
  5.70%, 7/1/98 (secured by various U.S. Treasury
  Notes with maturities ranging from 8/31/98 to
  3/31/00 at interest rates ranging from 5.875% to
  6.875%, all held at Chase Bank).....................  14,000,000   14,000,000
 Morgan Stanley Government Collateralized, Revolving
  Repurchase Agreement, 5.70%, 7/1/98 (secured by U.S.
  Treasury Bill with a maturity of 12/10/98 at an
  interest rate of 0.00%, held at The Bank of New
  York)...............................................  14,000,000   14,000,000
 Nationsbank Capital Markets, Inc., Revolving
  Repurchase Agreement, 5.90%, 7/1/98 (secured by
  various U.S. Treasury Obligations with maturities
  ranging from 8/15/03 through 5/15/08, at various
  interest rates ranging from 0.00% to 12.00%, all
  held at Chase Bank).................................  75,000,000   75,000,000
 Nomura Revolving Repurchase Agreement, 6.00%, 7/1/98
  (secured by various U.S. Treasury Obligations with
  maturities ranging from 2/15/00 through 2/15/08, at
  various interest rates ranging from 0.00% to 6.25%,
  all held at the Bank of New York)...................  13,000,000   13,000,000

  Pegasus Funds
10

PEGASUS TREASURY CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                                          FACE         COST
                     DESCRIPTION                         AMOUNT      (NOTE 2)
                     -----------                         ------     ---------
 Prudential Revolving Repurchase Agreement, 5.45%,
  7/1/98 (secured by U.S. Treasury Note with a
  maturity of 8/15/01 at an interest rate of 7.875%,
  held at The Bank of New York)....................... $ 5,636,000 $  5,636,000
 Salomon Brothers, Inc., Revolving Repurchase
  Agreement, 5.95%, 7/1/98 (secured by various U.S.
  Treasury Obligations with maturities ranging from
  8/15/98 through 5/15/08, at various interest rates
  ranging from 0.00% to 12.00%, all held at Chase
  Bank)...............................................  14,000,000   14,000,000
                                                                   ------------
                                                                    264,636,000
                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS -- 14.60%
 U.S. Treasury Notes -- 14.60%
  8.875%, 2/15/99.....................................  10,000,000   10,199,842
  6.50%, 4/30/99......................................  10,000,000   10,074,543
  6.125%, 08/31/98....................................   5,000,000    5,003,082
  6.00%, 09/30/98.....................................  10,000,000   10,005,492
  5.125%, 11/30/98....................................  10,000,000    9,977,277
                                                                   ------------
                                                                     45,260,236
                                                                   ------------
TOTAL INVESTMENTS.....................................             $309,896,236
                                                                   ============

                See accompanying Notes to Financial Statements.

                                                                 Pegasus Funds

PEGASUS TREASURY PRIME CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                                           FACE        COST
                      DESCRIPTION                         AMOUNT     (NOTE 2)
                      -----------                         ------    ---------
U.S. TREASURY SECURITIES -- 100.00%
 U.S. Treasury Bills:
  4.85%, 7/2/98........................................ 54,948,000 $ 54,940,653
  4.78%, 7/9/98........................................ 35,376,000   35,339,305
  5.16%, 7/23/98....................................... 71,980,000   71,766,488
  4.91%, 8/6/98........................................ 20,773,000   20,670,381
  4.97%, 8/20/98.......................................  5,021,000    4,985,504
  4.91%, 9/3/98........................................ 10,000,000    9,912,711
                                                                   ------------
                                                                    197,615,042
                                                                   ------------
 U.S. Treasury Notes:
  8.250%, 7/15/98...................................... 42,181,000   42,231,348
  5.250%, 7/31/98...................................... 19,672,000   19,673,346
  6.250%, 7/31/98...................................... 24,254,000   24,275,650
  4.750%, 8/31/98...................................... 26,628,000   23,604,586
  6.125%, 8/31/98...................................... 39,938,000   39,986,805
  6.000%, 9/30/98...................................... 44,936,000   45,009,968
  7.125%, 10/15/98..................................... 14,595,000   14,670,994
  5.125%, 11/30/98.....................................  9,737,000    9,725,055
  5.125%, 12/31/98.....................................  6,667,000    6,659,786
  6.375%, 1/15/99......................................  5,000,000    5,023,096
  6.250%, 3/31/99......................................  6,722,000    6,757,472
  7.000%, 4/15/99......................................  4,000,000    4,044,643
  6.500%, 4/30/99......................................    435,000      438,321
                                                                   ------------
                                                                    242,101,070
                                                                   ------------
TOTAL INVESTMENTS......................................            $439,716,112
                                                                   ============

                See accompanying Notes to Financial Statements.

  Pegasus Funds
12

PEGASUS U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                 AMORTIZED COST
                    DESCRIPTION                        AMOUNT       (NOTE 2)
                    -----------                        ------    --------------
TEMPORARY CASH INVESTMENTS -- 67.30%
 Barclays Inc., Revolving Repurchase Agreement,
  5.50%, 7/1/98 (secured by various U.S. Treasury
  Notes with maturities ranging from 6/30/99 through
  7/31/00 at various interest rates ranging from
  6.125% to 6.75%, all held at The Bank Of New
  York)............................................. $30,000,000 $   30,000,000
 Bear Stearns & Co., Inc., Revolving Repurchase
  Agreement, 5.90% 7/1/98 (secured by various U.S.
  Treasury Obligations with maturities ranging from
  8/15/98 through 5/15/08 at various interest rates
  ranging from 0.00% to 8.875% all held at the
  Custodial Trust Company)..........................  52,000,000     52,000,000
 Donaldson Lufkin, Revolving Repurchase Agreement,
  5.85%, 7/1/98, (secured by U.S. Treasury and
  Agency Obligations with maturities ranging from
  11/15/98 to 2/5/08 at various interest rates
  ranging from 0.00 to 6.70%, all held at The Bank
  of New York)......................................  55,000,000     55,000,000
 First Union Capital Markets, Revolving Repurchase
  Agreement, 6.00%, 7/1/98 (secured by various U.S.
  Treasury Notes with maturities ranging from
  12/31/98 through 2/15/07 at various interest rates
  ranging from 5.75% to 6.25%, all held at Bankers
  Trust Company).................................... 100,000,000    100,000,000
 Greenwich Capital Markets, Inc., Revolving
  Repurchase Agreement, 5.80%, 7/1/98 (secured by
  various U.S. Treasury Obligations with maturities
  ranging from 8/15/98 through 2/15/08 at an
  interest rate of 0.00%, all held at Chase Bank)...  49,000,000     49,000,000
 H.S.B.C. Treasury, Revolving Repurchase Agreement,
  5.70%, 7/1/98 (secured by U.S. Treasury Notes with
  maturities ranging from 8/31/98 to 3/31/00 at
  interest rates ranging from 5.875% to 6.875%, all
  held at Chase Bank)...............................  55,000,000     55,000,000
 NationsBank Capital Markets, Inc., Revolving
  Repurchase Agreement, 5.90%, 7/1/98 (secured by
  various U.S. Treasury Obligations with maturities
  ranging from 8/15/03 through 5/15/08, at various
  interest rates ranging from 0.00% to 12.00%, all
  held at Chase Bank)...............................  27,000,000     27,000,000
 Nomura Revolving Repurchase Agreement, 6.00%,
  7/1/98 (secured by various U.S. Treasury
  Obligations with maturities ranging from 2/15/00
  through 2/15/08 at various interest rates ranging
  from 0.00% to 6.25%, all held at The Bank of New
  York)............................................. 269,000,000    269,000,000
 Prudential Revolving Repurchase Agreement, 5.45%,
  7/1/98 (secured by U.S. Treasury Note with a
  maturity of 8/15/01 at an interest rate of 7.875%,
  held at The Bank of New York)..................... 200,000,000    200,000,000
 Societe Generale Treasury, Revolving Repurchase
  Agreement, 6.00% 7/1/98 (secured by various U.S.
  Treasury Obligations with maturities ranging from
  7/1/98 through 5/12/04 at various interest rates
  ranging from 0.00% to 9.05%, all held at Chase
  Bank).............................................  55,000,000     55,000,000

                                                                 Pegasus Funds

PEGASUS U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------

                                                        FACE     AMORTIZED COST
                    DESCRIPTION                        AMOUNT       (NOTE 2)
                    -----------                        ------    --------------
 Smith Barney Inc., Revolving Repurchase Agreement,
  6.10%, 7/1/98 (secured by U.S. Treasury and Agency
  Obligations with maturities ranging from 7/7/98
  through 4/25/08 at various interest rates ranging
  from 0.00% to 9.00%, all held at The Bank of New
  York)............................................. $20,618,000 $   20,618,000
                                                                 --------------
                                                                    912,618,000
                                                                 --------------
AGENCY OBLIGATIONS -- 32.70%
 Federal Farm Credit Bank Medium Term Note, 5.625%,
  08/03/98..........................................   8,000,000      7,999,663
 Federal Farm Credit Bank Note, 5.70%, 09/02/98.....  10,000,000      9,997,897
 Federal Home Loan Bank Discount Notes:
  07/01/98..........................................  30,000,000     30,000,000
  08/05/98..........................................  38,315,000     38,112,542
 Federal Home Loan Bank:
  5.72%, 07/21/98...................................  10,000,000      9,999,807
  5.73%, 09/08/98...................................   4,500,000      4,498,958
  5.80%, 09/18/98...................................   6,000,000      6,000,432
  5.04%, 10/01/98...................................   3,000,000      2,993,567
  5.54% VR, 10/20/98................................  26,000,000     25,997,699
  5.30%, 11/18/98...................................   4,400,000      4,389,824
  5.71%, 3/4/99.....................................  15,000,000     15,000,000
  5.58%, VR, 3/26/99................................  35,000,000     34,988,436
  5.50%, 3/26/99....................................  25,000,000     24,980,529
  5.72%, 5/6/99.....................................  15,000,000     14,994,763
 Federal Home Loan Mortgage Corp. 5.605%, 3/12/99...  20,000,000     19,997,216
 Federal National Mortgage Assn. Discount Notes:
  5.71%, 09/09/98...................................   6,000,000      5,998,493
     08/31/98.......................................  31,000,000     30,713,724
 Federal National Mortgage Assn. Medium Term Notes:
  5.19%, 07/20/98...................................   1,000,000        999,672
  4.875%, 10/15/98..................................  13,450,000     13,413,190
  5.23%, 11/25/98...................................   6,005,000      5,990,253
  5.37%, 02/26/99...................................  20,000,000     19,969,718
  5.63%, 05/05/99...................................  10,000,000      9,989,486
 Student Loan Marketing Assn. Medium Term Notes:
  5.82%, 09/16/98................................... $10,000,000 $   10,001,595
                                                                 --------------
                                                                    347,027,464
                                                                 --------------
TOTAL INVESTMENTS...................................             $1,259,645,464
                                                                 ==============

VR = Variable rate security, rate disclosed represents 6/30/98 rate.

  Pegasus Funds
14

PEGASUS MUNICIPAL CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                              INTEREST    FACE         COST
             DESCRIPTION              RATING* RATE***    AMOUNT      (NOTE 2)
             -----------              ------- -------- ----------- ------------
ALABAMA -- 1.55%
 Decatur Industrial Development,
  "AMT", 1/1/27...................... VMIG 1    3.65%  $   900,000 $    900,000
 Stevenson Industrial Development,
  6/1/32.............................           4.05%    5,600,000    5,600,000
                                                                   ------------
                                                                      6,500,000
                                                                   ------------
ALASKA -- 2.38%
 City of Valdez, 9/10/98............. VMIG 1    3.60%   10,000,000   10,000,000
                                                                   ------------
ARIZONA -- 0.50%
 Maricopa Pollution Central Corp.,
  5/1/29.............................           3.80%    2,100,000    2,100,000
                                                                   ------------
DELAWARE -- 0.43%
 Delaware State Education "AMT",
  8/1/29.............................    A1+    3.65%    1,800,000    1,800,000
                                                                   ------------
DISTRICT OF COLUMBIA -- 0.33%
 District of Columbia American Uni-
  versity, 10/1/15................... VMIG 1    3.60%      900,000      900,000
 District of Columbia General Obliga-
  tion, 10/1/07......................           3.99%      500,000      500,000
                                                                   ------------
                                                                      1,400,000
                                                                   ------------
FLORIDA -- 7.31%
 Florida State Municipal Power, C/P,
  8/7/98.............................     P1    3.55%   11,500,000   11,500,000
 Sarasota County Public Hospital
  Florida,10/8/98.................... VMIG 1    3.65%    4,500,000    4,500,000
 Sarasota County Public Hospital
  Florida,10/8/98.................... VMIG 1    3.65%    4,800,000    4,800,000
 St. Lucie Co. Pollution Control Rev-
  enue 94A, 9/9/98................... VMIG 1    3.55%    4,850,000    4,850,000
 St. Lucie Co. FLA, C/P, 8/13/98.....           3.60%    5,000,000    5,000,000
                                                                   ------------
                                                                     30,650,000
                                                                   ------------
GEORGIA -- 6.39%
 Burke Co. Pollution Control, 7/1/24.    Aaa    3.95%   10,000,000   10,000,000
 Columbus GA Hospital, 1/1/18........    A1+    3.60%    8,600,000    8,600,000
 Georgia Muni Gas, 11/1/06...........           3.40%    5,200,000    5,200,000
 Gwinett Co. Georgia Hospital,
  9/1/27.............................           3.55%    3,000,000    3,000,000
                                                                   ------------
                                                                     26,800,000
                                                                   ------------
ILLINOIS -- 6.47%
 Chicago Illinois General Obligation,
  2/4/99............................. VMIG 1    3.55%   10,000,000   10,000,000
 Chicago Illinois General Obligation,
  1/1/99.............................           4.40%    4,000,000    4,017,626
 Illinois Health Facilities Authori-
  ties Revenue, 1/1/16............... VMIG 1    3.60%    6,100,000    6,100,000
 Madison County Revenue Illinois,
  3/1/33.............................           3.90%    2,300,000    2,300,000
 Southwestern Development Authority
  "AMT", 11/1/25.....................           3.90%    4,700,000    4,700,000
                                                                   ------------
                                                                     27,117,626
                                                                   ------------

                                                                 Pegasus Funds

PEGASUS MUNICIPAL CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                              INTEREST    FACE         COST
             DESCRIPTION              RATING* RATE***    AMOUNT      (NOTE 2)
             -----------              ------- -------- ----------- ------------
INDIANA -- 3.93%
 Indiana DFA Solid Waste, 7/10/98.... VMIG 1    3.60%  $ 5,000,000 $  5,000,000
 Jasper County PCR Series B, C/P,
  8/13/98............................     P1    3.60%    7,000,000    7,000,000
 Whiting Industrial Sewer & Solid
  Revenue, 1/1/26....................           3.90%    4,500,000    4,500,000
                                                                   ------------
                                                                     16,500,000
                                                                   ------------
IOWA -- 1.45%
 Iowa Finance Authority, 6/1/19......           3.65%    2,200,000    2,200,000
 Iowa Finance Authority MF & P,
  12/1/17............................           3.60%    3,900,000    3,900,000
                                                                   ------------
                                                                      6,100,000
                                                                   ------------
KANSAS -- 3.55%
 Butler County Solid Waste, KS "AMT",
  8/1/24............................. VMIG 1    4.00%    3,900,000    3,900,000
 Clark Co. Pollution Control,
  10/15/98........................... VMIG 1    3.70%   11,000,000   11,000,000
                                                                   ------------
                                                                     14,900,000
                                                                   ------------
LOUISIANA -- 5.38%
 Louisiana Public Facilities,
  12/1/15............................     P1    4.00%    3,065,000    3,065,000
 Plaquiemines Parish "AMT", 5/1/25...     P1    3.95%    3,800,000    3,800,000
 St. Charles "AMT", 11/1/21..........           3.90%   15,700,000   15,700,000
                                                                   ------------
                                                                     22,565,000
                                                                   ------------
MASSACHUSETTS -- 2.58%
 Massachusetts St Industrial Finance
  Agency, 12/1/06....................           3.40%   10,800,000   10,800,000
                                                                   ------------
MICHIGAN -- 6.91%
 Jackson County Economic Development
  "AMT", 6/1/17......................     A1    3.70%    3,300,000    3,300,000
 Kent Hospital Financial Authority,
  1/15/20............................ VMIG 1    3.65%    2,300,000    2,300,000
 Michigan St. Hospital Financial Au-
  thority, 11/1/11................... VMIG 1    3.40%    1,900,000    1,900,000
 Michigan St. Hospital Financial Au-
  thority, 12/1/23................... VMIG 1    3.60%      900,000      900,000
 Michigan St. Housing Development Au-
  thority, 7/9/98.................... VMIG 1    3.80%    5,000,000    5,000,000
 Michigan Underground C/P, 8/10/98...     P1    3.70%    6,250,000    6,250,000
 Regents of the Univ. of Michigan,
  9/9/98.............................    A1+    3.60%    4,200,000    4,200,000
 Wayne Charter Co. "AMT", 12/1/16.... VMIG 1    3.50%      300,000      300,000
 Wayne Charter Co. "AMT", 12/1/16....           3.60%    4,850,000    4,850,000
                                                                   ------------
                                                                     29,000,000
                                                                   ------------

  Pegasus Funds
16

PEGASUS MUNICIPAL CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                              INTEREST    FACE         COST
             DESCRIPTION              RATING* RATE***    AMOUNT      (NOTE 2)
             -----------              ------- -------- ----------- ------------
MINNESOTA -- 4.72%
 Hennepin Co. Minnesota Series C,
  12/1/02............................ VMIG 1    3.40%  $ 5,300,000 $  5,300,000
 Minneapolis Convention Center,
  12/1/17............................     NR    3.50%    3,500,000    3,500,000
 Minneapolis MN General Obligation,
  12/1/07............................           3.40%    4,900,000    4,900,000
 Minnesota St. Higher Education,
  11/1/12............................           3.40%    6,100,000    6,100,000
                                                                   ------------
                                                                     19,800,000
                                                                   ------------
NEVADA -- 0.48%
 Clark County Industrial Revenue
  "AMT", 12/1/22.....................    A1+    3.95%    2,000,000    2,000,000
                                                                   ------------
NEW YORK -- 4.05%
 New York City Muni Water C/P,
  7/10/98............................ VMIG 1    3.90%   10,000,000   10,000,000
 New York City Water C/P, 7/15/98....           3.60%    7,000,000    7,000,000
                                                                   ------------
                                                                     17,000,000
                                                                   ------------
NORTH CAROLINA -- 1.19%
 Mecklenburg County General Obliga-
  tion, 2/1/17....................... VMIG 1    3.50%    5,000,000    5,000,000
                                                                   ------------
OHIO -- 0.48%
 Ohio St. Air Quality Development Au-
  thority C/P, 2/1/99................           3.65%    2,000,000    2,000,000
                                                                   ------------
OREGON -- 2.79%
 Oregon St. Housing & Community Serv-
  ices, 5/13/99......................           3.75%   10,000,000   10,000,000
 Port Morrow Environmental Impact
  Revenue, "AMT", 12/1/31............ VMIG 1    4.00%    1,700,000    1,700,000
                                                                   ------------
                                                                     11,700,000
                                                                   ------------
PENNSYLVANIA -- 7.22%
 Alleghany County Hospital Develop-
  ment Authority, 10/1/21............ VMIG 1    3.60%    6,900,000    6,900,000
 Alleghany County IDA, Jewish Federa-
  tion, 10/01/25.....................           3.60%    7,700,000    7,700,000
 Carbon County IDA PA C/P, 9/9/98....           3.70%    6,000,000    6,000,000
 New Castle Area Hospital Authority,
  7/1/26.............................           3.60%    6,890,000    6,890,000
 Penn St. Higher Education Facility,
  4/1/17.............................           3.60%    2,800,000    2,800,000
                                                                   ------------
                                                                     30,290,000
                                                                   ------------
PUERTO RICO -- 2.39%
 Puerto Rico Commonwealth, 7/30/98...  MIG 1    4.50%   10,000,000   10,005,836
                                                                   ------------
SOUTH CAROLINA -- 2.77%
 Florence Co. Solid Waste Disposal,
  "AMT", 4/1/27......................    A1+    3.90%    4,000,000    4,000,000
 Florence Co. Solid Waste Disposal,
  4/1/28.............................           3.90%    7,600,000    7,600,000
                                                                   ------------
                                                                     11,600,000
                                                                   ------------

                                                                 Pegasus Funds

PEGASUS MUNICIPAL CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                              INTEREST    FACE         COST
             DESCRIPTION              RATING* RATE***    AMOUNT      (NOTE 2)
             -----------              ------- -------- ----------- ------------
TENNESSEE -- 1.29%
 Metropolitan Gov't Nashville
  Davison, 11/15/98..................    Aa2    5.13%  $ 5,375,000 $  5,401,315
                                                                   ------------
TEXAS -- 14.42%
 Austin Combined Util. Series A, DTD
  6/12/98, 7/14/98...................    A1+    3.65%    7,890,000    7,890,000
 Austin Util. System, DTD 6/11/98,
  9/3/98.............................    A1+    3.65%    9,000,000    9,000,000
 Brazos River Authority TX "AMT", DTD
  2/12/97, 2/1/32.................... VMIG 1    4.30%    5,600,000    5,600,000
 Gulf Coast Waste, 6/1/20............ VMIG 1    3.80%    2,600,000    2,600,000
 Gulf Coast, "AMT", 5/1/25........... VMIG 1    4.00%    1,500,000    1,500,000
 Gulf Coast, "AMT", 4/1/28........... VMIG 1    3.90%    3,000,000    3,000,000
 North Central Methodist, 7/10/98.... VMIG 1    3.40%      900,000      900,000
 North Central Methodist Series A,
  7/16/98............................    A1+    3.65%   15,000,000   15,000,000
 North Cent Hlth Fac Dev, 12/1/15.... VMIG 1    4.00%    8,700,000    8,700,000
 Sabine River Auth PCR, 3/1/26....... VMIG 1    4.30%    3,000,000    3,000,000
 South Texas High Ed Au Inc "AMT",
  12/1/03............................ VMIG 1    3.55%    3,300,000    3,300,000
                                                                   ------------
                                                                     60,490,000
                                                                   ------------
UTAH -- 4.78%
 Intermountain Power Agency, 9/9/98.. VMIG 1    3.55%    9,800,000    9,800,000
 Internmountain Power Agency, Rev,
  9/15/98............................ VMIG 1    3.45%    5,000,000    5,000,000
 Utah St. School District Financial,
  8/15/98............................    Aaa    8.38%    5,225,000    5,253,490
                                                                   ------------
                                                                     20,053,490
                                                                   ------------
VIRGINIA -- 2.47%
 King George Co. IDA. Revenue, "AMT",
  3/1/27.............................    A1+    3.95%    3,800,000    3,800,000
 Peninsula Ports Auth Rev, 5/1/22....    A1+    3.90%    2,000,000    2,000,000
 Roanoke Indl Dev Auth Rev, 7/1/19...  VMIG1    3.50%    4,565,000    4,565,000
                                                                   ------------
                                                                     10,365,000
                                                                   ------------
WASHINGTON -- .0.53%
 Port Seattle Revenue, "AMT", 9/1/22. VMIG 1    3.65%      500,000      500,000
 Washington St. Hlth, 2/15/27........ VMIG 1    4.00%    1,700,000    1,700,000
                                                                   ------------
                                                                      2,200,000
                                                                   ------------
WISCONSIN -- 1.19%
 Wisconsin Trans Rev, 8/11/98........    A1+    3.65%    5,000,000    5,000,000
                                                                   ------------
WYOMING -- 0.07%
 Converse Co. "AMT", 11/1/25......... VMIG 1    4.15%      300,000      300,000
                                                                   ------------
TOTAL INVESTMENTS....................                              $419,438,267
                                                                   ============

  Pegasus Funds
18

PEGASUS MUNICIPAL CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------

INVESTMENT ABBREVIATIONS
AMBAC-- AMBAC Indemnity Corp.
AMT-- Alternative Minimum Tax
BIGI-- Bond Investors Guaranty Insurance Co.
CP-- Commercial Paper
DFA-- Development Finance Authority
EDC-- Economic Development Corporation
FGIC-- Financial Guaranty Insurance Company
FSA-- Financial Securities Assurance Corp.
GO-- General Obligation
HCF-- Health Care Facilities
HR-- Housing Revenue
HDA-- Housing Development Authority
HFA-- Housing Finance Authority
IDA-- Individual Development & Export Authority
IDR-- Industrial Development Revenue
MBIA-- Municipal Bond Insurance Association
PCR-- Pollution Control Revenue
PFA-- Public Facilities Authority
TAN-- Tax Anticipation Note
TRAN-- Tax Revenue Anticipation Note
UPDATE-- Unit Priced Daily Adjustable Tax Exempt Securities
VRDB-- Variable Rate Demand Bond
VRDN-- Variable Rate Demand Note

* Rating (not covered by the report of independent public accountants) -- Moody's when available, otherwise Standard & Poor's.
** N/R -- investment is not rated, yet deemed by the Investment Advisor as an acceptable credit and having characteristics equivalent to obligations rated AA or MIG 1 by Moody's, AA or A-1+ by Standard & Poor's.
***Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at December 31, 1997. The interest rate for all securities with maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.

                See accompanying Notes to Financial Statements.

                                                                 Pegasus Funds

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------
(1)GENERAL
 The Pegasus Funds (Pegasus) was organized as a Massachusetts business trust on April 21, 1987 and registered under the Investment Company Act of 1940 (the
Act), as amended, as an open-end investment company. As of June 30, 1998, Pegasus consisted of thirty separate portfolios of which there were five cash management funds (the Cash Management Funds or the Funds), as described below.

     PEGASUS CASH MANAGEMENT FUND
     PEGASUS TREASURY CASH MANAGEMENT FUND
     PEGASUS TREASURY PRIME CASH MANAGEMENT FUND
     PEGASUS U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
     PEGASUS MUNICIPAL CASH MANAGEMENT FUND

 The Cash Management Fund commenced operations on July 30, 1992, the Treasury Cash Management Fund commenced operations on September 12, 1997, the Treasury Prime Cash Management Fund commenced operations on March 22, 1995, the U.S. Government Securities Cash Management Fund commenced operations on June 2, 1992 and the Municipal Cash Management Fund commenced operations on August 18, 1997.

 The Cash Management Funds each offer two classes of shares, Institutional Shares and Service Shares. Institutional Shares and Service Shares are substantially the same except that Service Shares are subject to fees payable under a Distribution and Service Plan adopted pursuant to Rule 12b-1 under the Act (the Service Plan) at an annual rate of 0.25% of the average daily net asset value of the outstanding Services Shares.

(2)SIGNIFICANT ACCOUNTING POLICIES
 The following is a summary of significant accounting policies followed by the Cash Management Funds in preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


  Pegasus Funds
20

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------
 Investments
  Pursuant to Rule 2a-7 of the Act, the Cash Management Funds utilize the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued for both financial reporting and federal tax purposes at amortized cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates market value. Market value is determined based upon quoted market prices or dealer quotes.

 Investment security purchases and sales are accounted for on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis.

 Pegasus invests in securities subject to repurchase agreements. First Chicago NBD Investment Management Company (FCNIMCO), acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Pegasus' investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by FCNIMCO to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Pegasus or its agent unless collateral is presented or acknowledged by the collateral custodian.

 The Municipal Cash Management Fund invests in a majority of instruments whose stated maturity is greater than one year, but whose rate of interest is readjusted no less frequently than annually, or which possess demand features and may therefore be deemed to have a maturity equal to the period remaining until the next interest adjustment date or the demand date, whichever is longer.

 Investment Income
  Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount. Premiums and discounts are amortized/accreted as required by the Internal Revenue Code, as amended (the
Code), and generally accepted accounting principles.

 Federal Income Taxes
  It is Pegasus' policy to comply with the requirements of Subchapter M of the Code, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying Financial Statements.

 As of December 31, 1997, the Cash Management Funds had capital loss carryforwards and related expiration dates as follows:

                   FUND                2001      2002       2003      TOTAL
                   ----              --------  ---------  --------  ---------
      U.S. Government Securities
       Cash Management Fund.........  $    --   $453,000   $58,000   $511,000
      Cash Management Fund..........   19,000    151,000    32,000    202,000


                                                                 Pegasus Funds

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------
 Shareholder Dividends
  On each business day except those holidays the New York Stock Exchange (Exchange), FCNIMCO or its bank affiliates observe, net investment income is declared as a dividend, at the close of the Exchange, to shareholders of record at such close. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that net realized capital gains can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains.

 Deferred Organization Costs
  Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each portfolio.

 Expenses
  Expenses directly attributable to a Cash Management Fund are charged to that Cash Management Fund's operations; expenses which are applicable to all Cash Management Funds are allocated among them on the basis of relative net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them. Pegasus monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the Funds or a change in expectations as to the level of actual expenses.

(3)CAPITAL SHARE TRANSACTIONS
 Transactions in shares of the Cash Management Funds are summarized below (at $1.00 per share):

                                                     CASH MANAGEMENT FUND
                                                -------------------------------
                                                Six Months Ended
                                                 June 30, 1998     Year Ended
                                                  (Unaudited)    Dec. 31, 1997
                                                ---------------- --------------
      Institutional Shares:
       Shares issued...........................   3,878,101,885   6,087,058,701
       Dividends reinvested....................       2,319,221       4,462,385
       Shares redeemed.........................  (3,657,349,639) (6,272,197,824)
                                                 --------------  --------------
       Net increase (decrease).................     223,071,467    (180,676,738)
                                                 ==============  ==============
      Service Shares:
       Shares issued...........................   2,570,691,715   3,448,478,848
       Dividends reinvested....................             478              --
       Shares redeemed.........................  (2,374,442,245) (2,687,964,734)
                                                 --------------  --------------
       Net increase............................     196,249,948     760,514,114
                                                 ==============  ==============
      Net increase in Fund.....................     419,321,415     579,837,376
                                                 ==============  ==============


  Pegasus Funds
22

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

                                           TREASURY CASH MANAGEMENT FUND
                                        --------------------------------------
                                        Six Months Ended
                                          June 30, 1998       Period Ended
                                           (Unaudited)      Dec. 31, 1997(a)
                                        -----------------   ------------------
      Institutional Shares:
       Shares issued...................         26,735,570            6,838,921
       Dividends reinvested............                 --                   --
       Shares redeemed.................         (4,716,864)          (5,988,771)
                                          ----------------   ------------------
       Net increase....................         22,018,706              850,150
                                          ================   ==================
      Service Shares:
       Shares issued...................        897,366,883          563,122,696
       Dividends reinvested............                 --                   --
       Shares redeemed.................       (815,965,168)        (357,400,841)
                                          ----------------   ------------------
       Net increase....................         81,401,715          205,721,855
                                          ================   ==================
      Net increase in Fund.............        103,420,421          206,572,005
                                          ================   ==================
                                        TREASURY PRIME CASH MANAGEMENT FUND
                                        --------------------------------------
                                        Six Months Ended
                                          June 30, 1998        Year Ended
                                           (Unaudited)        Dec. 31, 1997
                                        -----------------   ------------------
      Institutional Shares:
       Shares issued...................        220,718,447          686,151,852
       Dividends reinvested............            342,216              345,903
       Shares redeemed.................       (219,550,915)        (665,804,296)
                                          ----------------   ------------------
       Net increase....................          1,509,748           20,693,459
                                          ================   ==================
      Service Shares:
       Shares issued...................        741,715,778        1,651,850,568
       Dividends reinvested............             71,473               49,528
       Shares redeemed.................       (624,617,245)      (1,633,350,490)
                                          ----------------   ------------------
       Net increase....................        117,170,006           18,549,606
                                          ================   ==================
      Net increase in Fund.............        118,679,754           39,243,065
                                          ================   ==================

--------
(a) For the period from September 12, 1997 (commencement of operations) through December 31, 1997.

                                                                 Pegasus Funds

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------


                                                  U.S. GOVERNMENT SECURITIES
                                                     CASH MANAGEMENT FUND
                                               ---------------------------------
                                               Six Months Ended
                                                June 30, 1998      Year Ended
                                                 (Unaudited)     Dec. 31, 1997
                                               ---------------- ----------------
      Institutional Shares:
       Shares issued..........................   2,425,284,745    3,117,508,597
       Dividends reinvested...................         806,549        1,026,989
       Shares redeemed........................  (2,149,772,985)  (2,953,336,804)
                                                --------------   --------------
       Net increase...........................     276,318,309      165,198,782
                                                ==============   ==============
      Service Shares:
       Shares issued..........................   1,221,396,929    2,047,005,781
       Dividends reinvested...................          67,691           89,986
       Shares redeemed........................  (1,132,036,490)  (1,896,480,136)
                                                --------------   --------------
       Net increase...........................      89,428,130      150,615,631
                                                ==============   ==============
      Net increase in Fund....................     365,746,439      315,814,413
                                                ==============   ==============
                                                MUNICIPAL CASH MANAGEMENT FUND
                                               ---------------------------------
                                               Six Month Ended
                                                June 30, 1998     Period Ended
                                                 (Unaudited)    Dec. 31, 1997(b)
                                               ---------------- ----------------
      Institutional Shares:
       Shares issued..........................     591,490,629      322,413,470
       Dividends reinvested...................          42,128           13,719
       Shares redeemed........................    (440,922,782)    (120,722,364)
                                                --------------   --------------
       Net increase...........................     150,609,975      201,704,825
                                                ==============   ==============
      Service Shares:
       Shares issued..........................     218,372,529      200,615,736
       Dividends reinvested...................              --               --
       Shares redeemed........................    (206,720,904)    (144,081,806)
                                                --------------   --------------
       Net increase...........................      11,651,625       56,533,930
                                                ==============   ==============
      Net increase in Fund....................     162,261,600      258,238,755
                                                ==============   ==============

--------------
(b)For the period from August 18, 1997 (commencement of operations) through December 31, 1997.

(4)MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
 Pegasus has an Investment Advisory Agreement with FCNIMCO pursuant to which FCNIMCO has agreed to provide the day-to-day management of each Cash Management Fund for an advisory fee at a annual rate of 0.20% of each Cash Management Fund's average daily net assets.


  Pegasus Funds
24

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------
 Pegasus has entered into a Co-Administration Agreement with FCNIMCO and BISYS Fund Services (BISYS) (collectively the Co-Administrators) pursuant to which the Co-Administrators have agreed to assist in all aspects of each Cash Management Fund's operations for an administration fee at an annual rate of 0.15% of each Cash Management Fund's average daily net assets.

 For the period ended June 30, 1998, FCNIMCO agreed to limit each Cash Management Fund's expenses to an annual amount not to exceed 0.35% of average daily net assets for Institutional Shares and 0.60% of average daily net assets for Service Shares. As a result, the Cash Management Fund, Treasury Cash Management Fund, Treasury Prime Cash Management Fund, U.S. Government Securities Cash Management Fund and the Municipal Cash Management Fund were reimbursed for expenses of $324,469, $43,271, $69,905, $79,681, and $52,111,
respectively.

 Pegasus has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the Act. Under the terms of such Plan, each Fund pays BISYS, the Distributor, an annual fee of 0.25% of the average daily net assets of the outstanding Service Shares for advertising, marketing, and distributing each Cash Management Fund's Service Shares and for the provision of certain services to the holders of Service Shares. The Distributor may make payments to others, including FCNIMCO, First Chicago NBD (FCNBD) and their affiliates, for the provision of these services. For the period ended June 30, 1998, the Cash Management Fund, the Treasury Cash Management Fund, the Treasury Prime Cash Management Fund, the U.S. Government Securities Cash Management Fund and the Municipal Cash Management Fund paid fees under the Service Plan in the amount of $1,276,216, $331,355, $328,348, $506,132, and $69,817, respectively.

 NBD Bank (an affiliate of FCNIMCO) is also compensated for its services as Pegasus' custodian, and is reimbursed for certain out of pocket expenses incurred on behalf of Pegasus.

 Pegasus maintains an unfunded, nonqualified deferred compensation plan. The plan allows an individual trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

 On April 10, 1998, First Chicago NBD Investment Management Company's parent company, First Chicago NBD Corporation, entered into an agreement and plan of merger with BANC ONE CORPORATION pursuant to which First Chicago NBD Corporation will merge with and into BANC ONE CORPORATION. The merger is conditioned upon, among other things, approval by holders of a majority of the BANC ONE CORPORATION common stock, approval by holders of a majority of the First Chicago NBD Corporation common stock, and receipt of certain regulatory and governmental approvals.

(5)ILLIQUID SECURITIES
 The Pegasus Cash Management Funds may invest not more than 10% of the value of their respective net assets in securities that are illiquid. Illiquid investments may include securities having legal or contractual restrictions on resale or no readily available market. At June 30, 1998, the Pegasus Cash Management Fund

                                                                 Pegasus Funds

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------
owned the following restricted securities (constituting 2.4% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                          ACQUISITION     PAR     VALUE PER   6/30/98   PERCENTAGE OF
        SECURITY             DATE        VALUE      UNIT       VALUE     NET ASSETS      COST
-------------------------------------------------------------------------------------------------
SunAmerica Life Insur-
 ance Company...........   11/19/97   $25,000,000   $1.00   $25,000,000      1.2%     $25,000,000
Travelers Insurance Com-
 pany...................    11/6/97    25,000,000    1.00    25,000,000      1.2       25,000,000
-------------------------------------------------------------------------------------------------
                                                            $50,000,000      2.4%     $50,000,000
-------------------------------------------------------------------------------------------------

(6)PORTFOLIO COMPOSITION
 Although the Municipal Cash Management Fund has a diversified investment portfolio, the fund has investments in excess of 10% of its total investments in the State of Texas.

  Pegasus Funds
26

                           [INTENTIONALLY LEFT BLANK]





                                                                 Pegasus Funds

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
The Financial Highlights present a per share analysis of net investment income and distributions from net investment income for the Cash Management Funds. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements.
These financial highlights have been derived from the financial statements of the Cash Management Funds and other information for the periods presented.

                                                  NET REALIZED            DISTRIBUTIONS INCREASE DUE TO CAPITAL
                       NET ASSET VALUE    NET        GAINS     TOTAL FROM   FROM NET     CONTRIBUTION FROM AN
                        BEGINNING OF   INVESTMENT (LOSSES) ON  INVESTMENT  INVESTMENT      AFFILIATE OF THE         TOTAL
                           PERIOD        INCOME   INVESTMENTS  OPERATIONS    INCOME       INVESTMENT ADVISER    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the period ended
  6/30/98 (Unaudited)       0.9997       0.0264      0.0001      0.0265     (0.0264)                --            (0.0264)
   1997                     0.9998       0.0528     (0.0001)     0.0527     (0.0528)                --            (0.0528)
   1996                     0.9996       0.0508      0.0002      0.0510     (0.0508)                --            (0.0508)
   1995(/5/)                0.9994       0.0277      0.0002      0.0279     (0.0277)                --            (0.0277)
   1995(/6/)(/1//1/)        0.9993       0.0507     (0.0059)     0.0448     (0.0507)            0.0060            (0.0507)
   1994(/1//1/)             0.9999       0.0333     (0.0006)     0.0327     (0.0333)                --            (0.0333)
   1993(/7/)                1.0000       0.0297     (0.0001)     0.0296     (0.0297)                --            (0.0297)
SERVICE SHARES
 For the period ended
  6/30/98 (Unaudited)       0.9999       0.0252          --      0.0252     (0.0252)                --            (0.0252)
   1997                     0.9998       0.0503      0.0001      0.0504     (0.0503)                --            (0.0503)
   1996                     0.9996       0.0484      0.0002      0.0486     (0.0484)                --            (0.0484)
   1995(/5/)                0.9994       0.0264      0.0002      0.0266     (0.0264)                --            (0.0264)
   1995(/8/)                1.0000       0.0245     (0.0006)     0.0239     (0.0245)                --            (0.0245)
---------------------------------------------------------------------------------------------------------------------------------
TREASURY CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the period ended
  06/30/98 (Unaudited)      1.0000       0.0259          --      0.0259     (0.0259)                --            (0.0259)
   1997(/1//0/)             1.0000       0.0159          --      0.0159     (0.0159)                --            (0.0159)
SERVICE SHARES
 For the period ended
  06/30/98 (Unaudited)      1.0000       0.0247          --      0.0247     (0.0247)                --            (0.0247)
   1997(/1//0/)             1.0000       0.0152          --      0.0152     (0.0152)                --            (0.0152)
---------------------------------------------------------------------------------------------------------------------------------
TREASURY PRIME CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the period ended
  6/30/98 (Unaudited)       0.9999       0.0243      0.0001      0.0244     (0.0243)                --            (0.0243)
   1997                     0.9999       0.0479          --      0.0479     (0.0479)                --            (0.0479)
   1996                     1.0000       0.0474     (0.0001)     0.0473     (0.0474)                --            (0.0474)
   1995(/4/)                1.0000       0.0399          --      0.0399     (0.0399)                --            (0.0399)
SERVICE SHARES
 For the period ended
  6/30/98 (Unaudited)       1.0000       0.0230          --      0.0230     (0.0230)                --            (0.0230)
   1997                     1.0000       0.0454          --      0.0454     (0.0454)                --            (0.0454)
   1996                     1.0000       0.0449          --      0.0449     (0.0449)                --            (0.0449)
   1995(/4/)                1.0000       0.0380          --      0.0380     (0.0380)                --            (0.0380)
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the period ended
  6/30/98 (Unaudited)       0.9992       0.0261      0.0002      0.0263     (0.0261)                --            (0.0261)
   1997                     0.9988       0.0521      0.0004      0.0525     (0.0521)                --            (0.0521)
   1996                     0.9990       0.0502     (0.0002)     0.0500     (0.0502)                --            (0.0502)
   1995(/1/)                0.9989       0.0320      0.0001      0.0321     (0.0320)                --            (0.0320)
   1995(/1//2/)             0.9999       0.0492     (0.0010)     0.0482     (0.0492)                --            (0.0492)
   1994(/1//2/)             1.0000       0.0302     (0.0001)     0.0301     (0.0302)                --            (0.0302)
   1993(/2/)                1.0000       0.0319          --      0.0319     (0.0319)                --            (0.0319)
SERVICE SHARES
 For the period ended
  6/30/98 (Unaudited)       0.9997       0.0249          --      0.0249     (0.0249)                --            (0.0249)
   1997                     0.9995       0.0496      0.0002      0.0498     (0.0496)                --            (0.0496)
   1996                     0.9990       0.0478      0.0005      0.0483     (0.0478)                --            (0.0478)
   1995(/1/)                0.9989       0.0305      0.0001      0.0306     (0.0305)                --            (0.0305)
   1995(/3/)                1.0000       0.0199     (0.0011)     0.0188     (0.0199)                --            (0.0199)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the period ended
  6/30/98 (Unaudited)       1.0000       0.0161          --      0.0161     (0.0161)                --            (0.0161)
   1997(/9/)                1.0000       0.0125          --      0.0125     (0.0125)                --            (0.0125)
SERVICE SHARES
 For the period ended
  6/30/98 (Unaudited)       1.0000       0.0149          --      0.0149     (0.0149)                --            (0.0149)
   1997(/9/)                1.0000       0.0116          --      0.0116     (0.0116)                --            (0.0116)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the period ended
  6/30/98 (Unaudited)
   1997
   1996
   1995(/5/)
   1995(/6/)(/1//1/)
   1994(/1//1/)
   1993(/7/)
SERVICE SHARES
 For the period ended
  6/30/98 (Unaudited)
   1997
   1996
   1995(/5/)
   1995(/8/)
---------------------------------------------------------------------------------------------------------------------------------
TREASURY CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the period ended
  06/30/98 (Unaudited)
   1997(/1//0/)
SERVICE SHARES
 For the period ended
  06/30/98 (Unaudited)
   1997(/1//0/)
---------------------------------------------------------------------------------------------------------------------------------
TREASURY PRIME CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the period ended
  6/30/98 (Unaudited)
   1997
   1996
   1995(/4/)
SERVICE SHARES
 For the period ended
  6/30/98 (Unaudited)
   1997
   1996
   1995(/4/)
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the period ended
  6/30/98 (Unaudited)
   1997
   1996
   1995(/1/)
   1995(/1//2/)
   1994(/1//2/)
   1993(/2/)
SERVICE SHARES
 For the period ended
  6/30/98 (Unaudited)
   1997
   1996
   1995(/1/)
   1995(/3/)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the period ended
  6/30/98 (Unaudited)
   1997(/9/)
SERVICE SHARES
 For the period ended
  6/30/98 (Unaudited)
   1997(/9/)
---------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

  Pegasus Funds
28

                      NET ASSETS  RATIO OF     RATIO OF NET     RATIO OF EXPENSES TO
NET ASSET               END OF   EXPENSES TO INVESTMENT INCOME   AVERAGE NET ASSETS
VALUE END    TOTAL      PERIOD   AVERAGE NET    TO AVERAGE     (EXCLUDING FEE WAIVERS
OF PERIOD    RETURN     (000)      ASSETS       NET ASSETS      AND REIMBURSEMENTS)
-------------------------------------------------------------------------------------
 0.9998    5.36%+     $  928,341   0.35%+         5.29%+               0.38%+
 0.9997    5.41%      $  705,270   0.35%          5.36%                0.38%
 0.9998    5.23%      $  885,946   0.35%          5.19%                0.42%
 0.9996    2.80%++    $  389,127   0.35%+         5.51%+               0.43%+
 0.9994    5.19%(/6/) $  319,214   0.35%          5.11%                0.44%
 0.9993    3.38%      $  143,820   0.31%          3.33%                0.43%
 0.9999    3.25%+     $  175,713   0.05%+         3.19%+               0.56%+
 0.9999    5.10%+     $1,189,013   0.60%+         5.04%+               0.63%+
 0.9999    5.15%      $  992,763   0.60%          5.11%                0.63%
 0.9998    4.98%      $  232,249   0.60%          4.94%                0.67%
 0.9996    2.68%++    $  121,750   0.60%+         5.25%+               0.69%+
 0.9994    2.47%++    $   11,372   0.60%+         5.46%+               0.71%+
-------------------------------------------------------------------------------------
 1.0000    5.24%+     $   22,869   0.35%+         5.22%+               0.38%+
 1.0000    5.29%+     $      850   0.35%+         5.28%+               0.41%+
 1.0000    5.00%+     $  287,124   0.60%+         4.97%+               0.63%+
 1.0000    5.04%+     $  205,722   0.60%+         5.03%+               0.66%+
-------------------------------------------------------------------------------------
 1.0000    4.92%+     $   92,325   0.35%+         4.85%+               0.39%+
 0.9999    4.90%      $   90,813   0.35%          4.79%                0.40%
 0.9999    4.86%      $   70,120   0.35%          4.84%                0.46%
 1.0000    4.06%++    $   14,008   0.35%+         5.16%+               1.23%+
 1.0000    4.66%+     $  350,765   0.60%+         4.60%+               0.64%+
 1.0000    4.64%      $  233,590   0.60%          4.54%                0.65%
 1.0000    4.60%      $  215,040   0.60%          4.59%                0.71%
 1.0000    3.86%++    $  130,559   0.60%+         4.72%+               0.74%+
-------------------------------------------------------------------------------------
 0.9994    5.30%+     $  810,686   0.35%+         5.23%+               0.36%+
 0.9992    5.34%      $  534,364   0.35%          5.27%                0.36%
 0.9969    5.15%      $  369,163   0.35%          5.09%                0.43%
 0.9990    3.24%++    $  489,395   0.35%+         5.46%+               0.42%+
 0.9989    5.03%      $  475,248   0.34%          4.94%                0.41%
 0.9999    3.06%      $  413,634   0.30%          3.02%                0.41%
 1.0000    3.25%+     $  264,527   0.02%+         3.10%+               0.49%+
 0.9997    5.04%+     $  447.092   0.60%+         4.98%+               0.61%+
 0.9997    5.08%      $  357,663   0.60%          5.02%                0.61%
 0.9995    4.89%      $  207,046   0.60%          4.84%                0.68%
 0.9990    3.09%++    $   56,000   0.60%+         5.17%+               0.69%+
 0.9989    2.01%++    $   16,702   0.57%+         5.48%+               0.66%+
-------------------------------------------------------------------------------------
 1.0000    3.26%+     $  352,315   0.35%+         3.24%+               0.38%+
 1.0000    3.39%+     $  201,705   0.35%+         3.37%+               0.41%+
 1.0000    3.00%+     $   68,186   0.60%+         2.99%+               0.63%+
 1.0000    3.14%+     $   56,534   0.60%+         3.12%+               0.66%+
-------------------------------------------------------------------------------------

                                                                 Pegasus Funds

NOTES TO FINANCIAL HIGHLIGHTS

(/1/For)the period June 1, 1995 through December 31, 1995. Effective June 1,
    1995, the Fund changed its fiscal year end from May 31 to December 31. (/2/)For the period June 2, 1992 (commencement of operations) through May 31,
   1993.
(/3/)For the period January 17, 1995 (initial offering date of Service Shares)
   through May 31, 1995.
(/4/)For the period March 22, 1995 (commencement of operations) through
   December 31, 1995.
(/5/For)the period July 1, 1995 through December 31, 1995. Effective July 1,
    1995 the Fund changed its fiscal year end from June 30 to December 31. (/6/If)the Fund had not a capital contribution by an Affiliate of the
    Investment Adviser during the period, the total return would have been 4.51%.
(/7/)For the period July 30, 1992 (commencement of operations) through June 30,
   1993.
(/8/)For the period January 17, 1995 (initial offering date of Service Shares)
   through June 30, 1995.
(/9/)For the period August 18, 1997 (commencement of operations) through
   December 31, 1997.
(/1//0/)For the period September 12, 1997 (commencement of operations) through
   December 31, 1997.
(/1//1/)For the year ended June 30.
(/1//2/)For the year ended May 31.
 +Annualized.
++Not Annualized.

  Pegasus Funds
30

                                                                   PEG-0059-0898